Financial Statements Schedule 1 - Condensed Statements of Financial Position (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets
Bank balances	¥ 360,000	$ 55,331	¥ 360,000
Total current assets	2,164,433	332,667	2,062,920
Non-current asset
Total assets	3,846,731	591,232	3,859,492
Current and total liabilities
Amount due to a shareholder	8,742	1,344	1,398
Amount due to a subsidiary	8,742	1,344	1,398
Total liabilities	1,300,109	199,823	1,321,922
EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 ordinary shares issued and outstanding as of December 31, 2016 and 2017)	136	21	136	$ 21
Additional paid-in capital	392,076	60,261	392,076
Reserves	2,154,410	331,127	2,145,358
Total equity	2,546,622	391,409	2,537,570		¥ 2,563,494	¥ 2,592,061
Total equity and liabilities	3,846,731	$ 591,232	3,859,492
Parent [Member]
Current assets
Prepayments	15		17
Bank balances			51		139	161
Total current assets	15		68
Non-current asset
Investment in a subsidiary	940,198		940,198
Total assets	940,213		940,266
Current and total liabilities
Other payables	5,873		6,701
Amount due to a shareholder	8,742		1,398
Amount due to a subsidiary	70,871		73,820
Total liabilities	85,486		81,919
EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 ordinary shares issued and outstanding as of December 31, 2016 and 2017)	136		136
Additional paid-in capital	392,076		392,076
Reserves	462,515		466,135
Total equity	854,727		858,347		¥ 866,311	¥ 876,397
Total equity and liabilities	¥ 940,213		¥ 940,266